Consolidated Balance Sheets - USD ($)	Apr. 30, 2023	Apr. 30, 2022
Current Assets
Cash and equivalents	$ 2,569,766	$ 898,061
Accounts receivable	315,356
Accounts receivable – related parties	289,615	409,463
Inventories, net	2,978,986	2,320,359
Prepayments	1,547,243	727,654
Loan receivables		4,410,270
Other receivables and other current assets	550,836	272,052
Other receivable – related parties	33,995	20,000
Total Current Assets	8,285,797	9,057,859
Restricted cash – non-current	1,101	74,370
Property and equipment, net	671,463	552,395
Intangible assets	197,329	15,272
Security deposits	457,491	301,200
Investment in equity securities – related parties	203,440	203,440
Operating lease right-of-use assets, net	22,545,190	15,895,258
Goodwill	2,222,211
Total Assets	34,584,022	26,099,794
Current Liabilities
Accounts payable	3,105,592	3,374,532
Accounts payable – related parties	465,310
Note payable	150,000
Current portion of loan payables	370,828	498,252
Accrued expenses and other payables	867,796	1,435,344
Contract liabilities	449,334	370,929
Other payables – related parties	241,585	354,555
Operating lease liabilities – current	1,761,182	1,065,852
Income taxes payable	961,034	443,150
Total Current Liabilities	8,372,661	7,542,614
Long-term loan payables	2,561,299	2,796,605
Other long-term payables	105,637	55,150
Operating lease liabilities – non-current	22,711,760	16,552,469
Deferred tax liability, net	40,408
Total Liabilities	33,791,765	26,946,838
Commitment and contingencies (Note 17)
Stockholders’ Equity (Deficit)
Class A Common stock, $0.0001 par value, 92,000,000 shares authorized; 13,760,000 shares issued and outstanding	1,376	1,376
Class B Common stock, $0.0001 par value, 3,000,000 shares authorized; 2,240,000 shares issued and outstanding	224	224
Accumulated retained earnings (deficit)	522,710	(729,093)
Total Maison Solutions, Inc. Stockholders’’ Equity (Deficit)	524,310	(727,493)
Noncontrolling interests	267,947	(119,551)
Total Stockholders’ Equity (Deficit)	792,257	(847,044)
Total Liabilities and Stockholders’ Equity	$ 34,584,022	$ 26,099,794